Debt and Interest Expense - Outstanding Debt Table (Detail) - USD ($)			12 Months Ended
		Jun. 07, 2018	Dec. 31, 2018		Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 17,661,000,000						$ 17,032,000,000
Net unamortized discounts, premiums, and debt issuance costs (3)			(1,492,000,000)						(1,574,000,000)	[1]
Total borrowings			16,169,000,000						15,458,000,000	[2]	$ 15,078,000,000
Capital lease obligations			248,000,000						231,000,000
Less short-term debt			947,000,000						142,000,000
Total long-term debt			15,470,000,000						15,547,000,000
Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			4,840,000,000						3,490,000,000
Net unamortized discounts, premiums, and debt issuance costs (3)			(53,000,000)						(25,000,000)	[1]
Total borrowings			4,787,000,000						3,465,000,000	[2]	3,091,000,000
Capital lease obligations			0						0
Less short-term debt			0						0
Total long-term debt			4,787,000,000						3,465,000,000
Western Gas Equity Partners, LP excluding WES [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			28,000,000	[3]					28,000,000	[4]
Net unamortized discounts, premiums, and debt issuance costs (3)	[1]		0	[3]					0	[4]
Total borrowings	[3]		28,000,000	[2]					28,000,000	[2],[4]	28,000,000
Capital lease obligations			0	[3]					0	[4]
Less short-term debt			28,000,000	[3]					0	[4]
Total long-term debt			0	[3]					28,000,000	[4]
Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		12,793,000,000						13,514,000,000
Net unamortized discounts, premiums, and debt issuance costs (3)	[1],[5]		(1,439,000,000)						(1,549,000,000)
Total borrowings	[5]		11,354,000,000	[2],[6]					11,965,000,000	[2],[6]	$ 11,959,000,000
Capital lease obligations	[5]		248,000,000						231,000,000
Less short-term debt	[5]		919,000,000						142,000,000
Total long-term debt	[5]		$ 10,683,000,000						12,054,000,000
7.050% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount									114,000,000
Debt instrument, stated interest rate
Debt instrument, maturity date
7.050% Debentures due 2018 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]								114,000,000
Debt instrument, stated interest rate							7.05%
TEUs - senior amortizing notes due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount									17,000,000
Debt instrument, stated interest rate		1.50%
Debt instrument, maturity date		Jun. 07, 2018
TEUs - senior amortizing notes due 2018 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]								17,000,000
WES 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount									350,000,000
Debt instrument, stated interest rate
Debt instrument, maturity date
WES 2.600% Senior Notes due 2018 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 350,000,000						350,000,000
Debt instrument, stated interest rate			2.60%
6.950% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 300,000,000						300,000,000
Debt instrument, stated interest rate			6.95%
6.950% Senior Notes due 2019 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 300,000,000						300,000,000
8.700% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 600,000,000						600,000,000
Debt instrument, stated interest rate			8.70%
8.700% Senior Notes due 2019 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 600,000,000						600,000,000
4.850% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 677,000,000						800,000,000
Debt instrument, stated interest rate			4.85%
4.850% Senior Notes due 2021 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 677,000,000	[5]	$ 800,000,000				800,000,000	[5]
WES 5.375% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
Debt instrument, stated interest rate			5.375%
WES 5.375% Senior Notes due 2021 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
WES 4.000% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 670,000,000						670,000,000
Debt instrument, stated interest rate			4.00%
WES 4.000% Senior Notes due 2022 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 670,000,000						670,000,000
3.450% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 248,000,000						625,000,000
Debt instrument, stated interest rate			3.45%
3.450% Senior Notes due 2024 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 248,000,000	[5]	625,000,000				625,000,000	[5]
6.950% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 650,000,000						650,000,000
Debt instrument, stated interest rate			6.95%
6.950% Senior Notes due 2024 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 650,000,000						650,000,000
WES 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
Debt instrument, stated interest rate			3.95%
WES 3.950% Senior Notes due 2025 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
WES 4.650% Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
Debt instrument, stated interest rate			4.65%
WES 4.650% Senior Notes due 2026 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
5.550% Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 1,100,000,000						1,100,000,000
Debt instrument, stated interest rate			5.55%
5.550% Senior Notes due 2026 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 1,100,000,000						1,100,000,000
7.500% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 112,000,000						112,000,000
Debt instrument, stated interest rate			7.50%
7.500% Debentures due 2026 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 112,000,000						112,000,000
7.000% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 48,000,000						48,000,000
Debt instrument, stated interest rate			7.00%
7.000% Debentures due 2027 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 48,000,000						48,000,000
7.125% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 150,000,000						150,000,000
Debt instrument, stated interest rate			7.125%
7.125% Debentures due 2027 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 150,000,000						150,000,000
4.500% Senior Notes due March 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 400,000,000
Debt instrument, stated interest rate			4.50%
4.500% Senior Notes due March 2028 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 400,000,000
Debt instrument, stated interest rate								4.50%
4.750% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 400,000,000
Debt instrument, stated interest rate			4.75%
4.750% Senior Notes due August 2028 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 400,000,000
Debt instrument, stated interest rate						4.75%
6.625% Debentures due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 14,000,000						14,000,000
Debt instrument, stated interest rate			6.625%
6.625% Debentures due 2028 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 14,000,000						14,000,000
7.150% Debentures due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 235,000,000						235,000,000
Debt instrument, stated interest rate			7.15%
7.150% Debentures due 2028 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 235,000,000						235,000,000
7.200% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 135,000,000						135,000,000
Debt instrument, stated interest rate			7.20%
7.200% Debentures due 2029 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 135,000,000						135,000,000
7.950% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 116,000,000						116,000,000
Debt instrument, stated interest rate			7.95%
7.950% Debentures due 2029 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 116,000,000						116,000,000
7.500% Senior Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 900,000,000						900,000,000
Debt instrument, stated interest rate			7.50%
7.500% Senior Notes due 2031 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 900,000,000						900,000,000
7.875% Senior Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000,000						500,000,000
Debt instrument, stated interest rate			7.875%
7.875% Senior Notes due 2031 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 500,000,000						500,000,000
Zero Coupon Senior Notes due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			2,270,000,000						2,360,000,000
Zero Coupon Senior Notes due 2036 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			2,270,000,000	[5]	$ 2,400,000,000.0				2,360,000,000	[5]
6.450% Senior Notes due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 1,750,000,000						1,750,000,000
Debt instrument, stated interest rate			6.45%
6.450% Senior Notes due 2036 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 1,750,000,000						1,750,000,000
7.950% Senior Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 325,000,000						325,000,000
Debt instrument, stated interest rate			7.95%
7.950% Senior Notes due 2039 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 325,000,000						325,000,000
6.200% Senior Notes due 2040 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 750,000,000						750,000,000
Debt instrument, stated interest rate			6.20%
6.200% Senior Notes due 2040 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 750,000,000						750,000,000
4.500% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 625,000,000						625,000,000
Debt instrument, stated interest rate			4.50%
4.500% Senior Notes due 2044 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 625,000,000						625,000,000
WES 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 600,000,000						600,000,000
Debt instrument, stated interest rate			5.45%
WES 5.450% Senior Notes due 2044 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 600,000,000						600,000,000
6.600% Senior Notes due 2046 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 1,100,000,000						1,100,000,000
Debt instrument, stated interest rate			6.60%
6.600% Senior Notes due 2046 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 1,100,000,000						1,100,000,000
5.300% Senior Notes due March 2048 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 700,000,000
Debt instrument, stated interest rate			5.30%
5.300% Senior Notes due March 2048 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 700,000,000
Debt instrument, stated interest rate								5.30%
5.500% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 350,000,000
Debt instrument, stated interest rate			5.50%
5.500% Senior Notes due August 2028 [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 350,000,000
Debt instrument, stated interest rate						5.50%
7.730% Debentures due 2096 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 61,000,000						61,000,000
Debt instrument, stated interest rate			7.73%
7.730% Debentures due 2096 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 61,000,000						61,000,000
7.500% Debentures due 2096 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 78,000,000						78,000,000
Debt instrument, stated interest rate			7.50%
7.500% Debentures due 2096 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 78,000,000						78,000,000
7.250% Debentures due 2096 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 49,000,000						49,000,000
Debt instrument, stated interest rate			7.25%
7.250% Debentures due 2096 [Member] | Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[5]		$ 49,000,000						49,000,000
WES RCF [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			220,000,000						370,000,000
WES RCF [Member] | Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			220,000,000						370,000,000
WGP RCF [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			28,000,000						28,000,000
WGP RCF [Member] | Western Gas Equity Partners, LP excluding WES [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[3]		$ 28,000,000						$ 28,000,000

[1]	Unamortized discounts, premiums, and debt issuance costs are amortized over the term of the related debt. Debt issuance costs related to RCFs are included in other current assets and other assets on the Company’s Consolidated Balance Sheets.
[2]	The Company’s outstanding borrowings, except for borrowings under the WGP RCF, are senior unsecured.
[3]	Excludes WES.
[4]	Excludes WES.
[5]	Excludes WES and WGP
[6]	Excludes WES and WGP.